Commitments and Contingencies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) Rate Vessel m³	Dec. 31, 2025 USD ($) Rate Vessel Berth m³	Dec. 31, 2024 USD ($)	Dec. 31, 2023 Berth	Dec. 31, 2022	Dec. 31, 2021
Disclosure of commitments and contingencies [line items]
Number of vessels		89
Export credit agency premium percentage					100.00%	100.00%
Contractual payments for the initial term of nine seasons | $			$ 15,300,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price		80.00%
Hermes
Disclosure of commitments and contingencies [line items]
Percentage of guarantee		95.00%
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price					80.00%	80.00%
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts outstanding for river fuel usage | m³	64,700	64,700
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 59.3
Contracts for Portion of River Fuel Usage in Europe for 2025 and 2026 Seasons | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 75.4
Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate	1.17	1.17
Scheduled delivery period		2029 and 2030
Aggregate future contractual commitments | $	$ 4,549,400,000	$ 4,549,400,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels		17
Number of river vessels build		2
Number of vessels delayed	8
River Vessels | Charter Agreement for Viking Tonle
Disclosure of commitments and contingencies [line items]
Number of berths | Berth		80		80
River Vessels | Delivery Between 2026 and 2027
Disclosure of commitments and contingencies [line items]
Number of river vessels build		4
River Vessels | Originally Scheduled for Delivery in December 2025 Will Now be Delivered in 2026
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery	2
River Vessels | Originally Scheduled for Delivery in the First Half of 2026 Will Now be Delivered Later in 2026
Disclosure of commitments and contingencies [line items]
Number of river vessels scheduled for delivery	6
River Vessels | Longship-Douro
Disclosure of commitments and contingencies [line items]
Number of vessels		1
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels		7
River Vessels | Longship-Seine
Disclosure of commitments and contingencies [line items]
Number of vessels		1
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate	1.17	1.17
Aggregate contract price | $		$ 826,000,000
Ocean Newbuilding Program | Ocean Ships
Disclosure of commitments and contingencies [line items]
Exchange rate | Rate	1.17	1.17
Aggregate contract price | $		$ 4,625,600,000